SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

Between April 21, 2025, and April 24, 2025, the Company issued an aggregate of 1,466,764 shares of common stock to Mr. Grigorios Siokas, the Company’s Chief Executive Officer, in settlement of outstanding obligations totaling $526,000. The liabilities settled pertained to unpaid salaries and performance-related bonuses previously accrued by the Company and owed to Mr. Siokas. The shares were issued at the respective fair market value of the Company’s common stock on the dates of issuance. The transaction was accounted for as a non-cash settlement of related party debt.

On May 6, 2025, the Company received a notice from the Nasdaq Stock Market LLC indicating that it had not regained compliance with the $1.00 minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2) by the initial deadline of May 5, 2025. However, the Company was granted an additional 180-day compliance period, through November 3, 2025, to meet the requirement. The extension was granted based on the Company’s continued compliance with all other initial listing standards for the Nasdaq Capital Market and its intent to cure the deficiency, including through a potential reverse stock split if necessary.

NOTE 20 – SUBSEQUENT EVENTS

On January 27, 2025, Cosmofarm S.A., a wholly owned subsidiary of the Company, entered into an agreement with a Third-Party Lender for the issuance of a €2,200,000 (approximately $2,308,000) secured bond loan. The loan will be disbursed in two tranches: €700,000 (Series A Bonds), repayable in ten equal semi-annual installments, and €1,500,000 (Series B Bonds), repayable at maturity. The loan bears interest at 2.95% plus the 6-month Euribor rate, payable semi-annually, and matures on January 27, 2030. The loan is secured by Cosmofarm’s 2,700 square meter premises and is intended to support the subsidiary’s growth initiatives and general corporate purposes.

During the period from January 1, 2025, to March 31, 2025, Grigorios Siokas, the Chief Executive Officer of the Company, executed a series of debt-for-equity exchange transactions. These transactions involved the conversion of debt owed by the Company to Mr. Siokas, specifically relating to unpaid salaries and bonuses, into shares of the Company’s common stock. A total of $649,000 in debt was exchanged, resulting in the issuance of 1,053,372 shares. All of these transactions were duly reported through the filing of Forms 4 with the U.S. Securities and Exchange Commission (SEC), as required for insider transactions.